Impairment testing of intangible assets with indefinite useful lives	12 Months Ended
Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment testing of intangible assets with indefinite useful lives
17. Impairment testing of intangible assets with indefinite useful lives
Brands and other intangible assets with indefinite useful lives as well as the goodwill arising on acquisition were subject to annual impairment testing. As described in Note 3.6 and 3.7, these assets are generally valued on the basis of the present value of forecast cash flows determined in the context of multi-year business plans drawn up each fiscal year.
The value in use discounted cash flow is based on a
10-year
cash flow model.
The Group uses a
10-year
rather than a
5-year
model as this accords with the Group’s long-term planning and business acquisition valuation methodology. The key judgments, estimates and assumptions used in the value in use discounted cash flow calculations are generally as follows:

•
In the first three years of the model, free cash flows are based on the Group’s strategic plan as approved by key management. The Group’s strategic plan is prepared per cash-generating unit and is based on external sources in respect of macro-economic assumptions, industry, inflation and foreign exchange rates, past experience and identified initiatives in terms of market share, revenue, variable and fixed cost, capital expenditure and working capital assumptions;

•
For the subsequent seven years of the model, data from the strategic plan is extrapolated generally using simplified assumptions such as macro-economic and industry assumptions, variable cost and fixed cost linked to inflation, as obtained from external sources;

•
Cash flows after the first
ten-year
period are extrapolated generally using expected annual long-term GDP growth rates, based on external sources, in order to calculate the terminal value, considering sensitivities on this metric; and

•
Projections are discounted at the unit’s
post-tax
weighted average cost of capital (“WACC”). Calculations are corroborated by valuation multiples, quoted share prices for publicly-traded subsidiaries or other available fair value indicators (i.e. recent market transactions from peers). The WACC was calculated for each CGU subject to impairment, considering the parameters specific to the geographical area, market risk premium and sovereign bond yield.

Although the Group believes that its judgments, assumptions and estimates are appropriate, actual results may differ from these estimates under different assumptions or market or macro-economic conditions.

The Group believes that all of its estimates are reasonable: they are consistent with the Group’s internal reporting and reflect management’s best estimates. However, inherent uncertainties exist that management may not be able to control. As of December 31, 2022, the intangible assets with indefinite useful lives that are the most significant in terms of their carrying amounts and the criteria used for impairment testing are as follows:

	Goodwill		Brands			Long-term growth rate (bps)

December 31, 2022 (Euro thousands)	Net carrying amount	WACC (bps)	Net carrying amount	WACC (bps)	Royalty rate (bps)

Lanvin	45,931	1,445	100,906	1,645	518	129
Wolford	11,701	1,434	37,856	1,634	250	237
St. John	11,691	1,436	30,271	1,636	344	248
Sergio Rossi	—	N.A.	3,301	2,001	125	143

Total	69,323		172,334

	Goodwill		Brands			Long-term growth rate (bps)

December 31, 2021 (Euro thousands)	Net carrying amount	WACC (bps)	Net carrying amount	WACC (bps)	Royalty rate (bps)

Lanvin	45,931	1,370	100,906	1,570	518	97
Wolford	11,701	1,330	37,856	1,530	250	176
St. John	11,691	1,346	30,271	1,546	344	188
Sergio Rossi	—	N.A.	3,301	1,567	125	109

Total	69,323		172,334

The following table details the sensitivity of the impairment testing to reasonably possible changes in key assumptions:

	At December 31, 2022 impairment loss due to					At December 31, 2021 impairment loss due to

	Goodwill		Brand			Goodwill		Brand

(Euro thousands)	WACC +10 bps	Long-term growth rate - 10 bps	WACC +10 bps	Long-term growth rate - 10 bps	Royalty Rate -10 bps	WACC +10 bps	Long-term growth rate - 10 bps	WACC +10 bps	Long-term growth rate - 10 bps	Royalty Rate -10 bps

Lanvin	3,810	1,522	1,002	310	2,236	4,002	1,563	1,035	330	2,178
Wolford	5,904	2,507	491	172	2,053	5,356	2,888	476	219	2,004
St. John	1,928	782	330	110	1,118	1,331	642	245	87	924
Sergio Rossi	N.A.	N.A.	23	6	334	N.A.	N.A.	31	10	351

Based on events foreseeable within reason at the date of this report, the Group considers that any changes impacting the key assumptions described above would not lead to the recognition of material impairment loss against other CGUs. The Group cannot predict whether an event that triggers impairment will occur, when it will occur or how it will affect the value of the asset reported.